Inventories - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Inventory [Line Items]
Inventories	$ 10,509	$ 10,098
Merchandise available for sale
Disclosure Of Inventory [Line Items]
Inventories	11,615	11,352
Less: Provision for slow moving and obsolete inventories
Disclosure Of Inventory [Line Items]
Inventories	$ (1,106)	$ (1,254)